CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Mar. 31, 2016	7,622,393
Beginning balance, value at Mar. 31, 2016	$ 7,621	$ 88,047,142	$ (86,502,043)	$ (50,354)	$ 1,502,366
Issuances of common stock for cash under at the market program, shares	216,078
Issuances of common stock for cash under at the market program, value	$ 216	954,889			955,105
Issuances of common stock and warrants under registered direct financing, shares	773,000
Issuances of common stock and warrants under registered direct financing, value	$ 773	1,803,477			1,804,250
Issuances of common stock under conversions of convertible notes and related accrued interest, shares	33,091
Issuances of common stock under conversions of convertible notes and related accrued interest, value	$ 33	144,686			144,719
Warrant repricing expense		345,841			345,841
Loss on debt extinguishment		558,198			558,198
Debt discount on convertible notes payable		783,868			783,868
Issuance of common shares for repurchase of restricted stock units, shares	149,864
Issuance of common shares for repurchase of restricted stock units, value	$ 150	(378,668)			(378,518)
Exercise of cashless warrants, shares	2,660
Exercise of cashless warrants, value	$ 3	(3)
Stock-based compensation expense		2,186,309			2,186,309
Net loss			(7,276,113)	(30,613)	(7,306,726)
Ending balance, shares at Mar. 31, 2017	8,797,086
Ending balance, value at Mar. 31, 2017	$ 8,796	94,445,739	(93,778,156)	(80,967)	595,412
Issuances of common stock for cash under at the market program, shares	941,504
Issuances of common stock for cash under at the market program, value	$ 941	2,104,027			2,104,968
Issuances of common stock for cash under warrant exercises, shares	2,160,350
Issuances of common stock for cash under warrant exercises, value	$ 2,160	2,231,642			2,233,802
Issuances of common stock under conversions of convertible notes and related accrued interest, shares	120,922
Issuances of common stock under conversions of convertible notes and related accrued interest, value	$ 121	362,642			362,763
Issuance of common stock in public offering, shares	5,454,546
Issuance of common stock in public offering, value	$ 5,455	5,284,280			5,289,735
Loss on debt extinguishment					376,909
Issuance of common shares for repurchase of restricted stock units, shares	175,262
Issuance of common shares for repurchase of restricted stock units, value	$ 175	(278,808)			(278,633)
Common stock issued for services, shares	15,000
Common stock issued for services, value	$ 15	33,585			33,600
Issuance of common shares pursuant to warrant exchanges, shares	74,841
Issuance of common shares pursuant to warrant exchanges, value	$ 77	130,138			130,215
Stock-based compensation expense		1,260,769			1,260,769
Net loss			(5,679,558)	(20,279)	(5,699,837)
Ending balance, shares at Mar. 31, 2018	17,739,511
Ending balance, value at Mar. 31, 2018	$ 17,740	$ 105,574,014	$ (99,457,714)	$ (101,246)	6,032,794
Loss on debt extinguishment					0
Net loss					(2,554,436)
Ending balance, value at Sep. 30, 2018					$ 4,011,595